Summary of Significant Accounting Policies - Schedule of Categories of the Majority of our Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Categories of the Majority of Our Revenue [Member]
Total	$ 3,110	$ 302
Digital asset treasury [Member]
Schedule of Categories of the Majority of Our Revenue [Member]
Total	3,091
Legacy sports portfolio [Member]
Schedule of Categories of the Majority of Our Revenue [Member]
Total	$ 19	$ 302